--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: October 31, 2006

                                                      Estimated average burden
                                                      hours per response: 19.3
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-21483
                                   ---------------------------------------------


                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  9900 Corporate Campus Drive, Suite 3000     Louisville, Kentucky    40223
--------------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------
Date of fiscal year end:         February 28, 2005
                          ---------------------------------------------

Date of reporting period:        February 28, 2005
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------





                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                                  ANNUAL REPORT
                                February 28, 2005












          INVESTMENT ADVISOR                           ADMINISTRATOR
          ------------------                           -------------
   INTEGRITY ASSET MANAGEMENT, LLC              ULTIMUS FUND SOLUTIONS, LLC
     9900 Corporate Campus Drive                       P.O. Box 46707
             Suite 3000                         Cincinnati, Ohio 45246-0707
     Louisville, Kentucky 40223                        1-866-896-9292




--------------------------------------------------------------------------------

                         INTEGRITY ASSET MANAGEMENT, LLC




Dear Shareholder:                                                 March 30, 2005

The inception date of the Veracity Small Cap Value Fund was March 30, 2004. The fiscal year end for the Fund was February 28, 2005. During this 11 month period, the Fund's benchmark, the Russell 2000 Value Index, gained 12.44%. By comparison, the Russell 2000 Index increased 8.69%, the S&P 500 Index was up 8.55% and The Dow Jones Industrial Average picked up 5.79%.

During this same time period, the Veracity Small Cap Value Fund had a total return of 14.95%

The investing environment over the last 11 months could be categorized as nothing short of challenging. The bulk of the positive returns were packed into the months of August through December, with the rest of the time being a gyrating wash.

Energy stocks stole the show with the sector up over 58% as the price of oil remained higher for longer than most had thought. The second theme, quality, could be seen in the performance of stocks of companies with higher return on equity (ROE) and better estimate revisions (ER). The top quintile of ROE companies outperformed the bottom quintile by more than 42%, and a similar margin (45%) was experienced by those companies with the best estimate revisions as measured by our proprietary ER score. The dominance of the energy sector is an outgrowth of the market's emphasis on estimate revisions.

The Veracity Small Cap Value Fund was, on average, equal-weighted to the energy sector over the last 11 months. The Fund was over-weighted both to companies with higher ROEs and with better ER scores. This helped performance. Moreover, stock selection also had a positive impact on returns relative to its benchmark.

Some of the Fund's better performing stocks include: Hub Group (HUBG) + 97%, a provider of intermodal transportation and logistics, was helped by a strong trucking market as well as internal margin improvement. BE Aerospace (BEAV) +95%, a manufacturer of airplane cabin interiors, was helped by an improving airplane market and financial/operational restructuring. Amerigroup (AGP), a multi-state managed healthcare company, increased 77% as their continued expansion within key states combined with consistently exceeding expectations helped the shares. Energen (EGN) +55%, the holding company for Alabama Gas Corporation, was helped by rising natural gas and oil prices.

Not all was wine and roses in the Fund's portfolio. Stocks like Northwest Airlines (NWAC) (-29%), detracted from performance as rising fuel prices along with increased competition continued to weigh on results despite an improved economy. We have sold our NWAC stake, increasing our underweight to the airlines. Dime Community Bancshares (DCOM) (-25%), was hurt by increased competition and declining loan spreads in its core market. We continue to hold DCOM as management has shown pricing discipline and loan spreads should improve with rising rates.

Looking forward, the consensus opinion for the remainder of 2005 is that large caps will do better than small and growth better than value. The consensus has a lot of gunpowder to support its conclusion, and the arguments make sense. Small stocks have outperformed for six straight years, interest rates are going higher, economic growth is slowing and relative valuations no longer favor small caps.

While the gunpowder is certainly building, we don't see what will light the fuse. Newton's first law says that a body in motion stays in motion until acted upon by an outside force. That force, or catalyst, is missing. As for the consensus - Led Zeppelin said it best - "the song remains the same." The current view has been the prevailing view for well over six months. Eventually, it will prove correct. For now, however, consider the following:

     1. RATES ARE GOING HIGHER - See Led Zeppelin above. This should already be factored into stocks' prices. Rising rates tend to favor large caps, yet small handily beat large last year in a rising interest rate environment.

     2. SLOWING ECONOMY - As earnings slow and become more scarce, investors are increasingly willing to pay up for growth. This would suggest a transition from value to growth where consistent earnings are more easily found. The contrarian view is that corporate cash is high and capital expenditures are low, leaving room for an extended economic recovery, better-than-expected earnings growth and increased M&A activity.

     3. THE SEARCH FOR EARNINGS CONSISTENCY WILL LEAD INVESTORS TO LARGE CAP STOCKS - Historically, large caps tend to be more stable and better positioned to endure slow or negative economic growth. Large cap companies have become the target of activist lawyers, legislators, regulators and attorneys general. One need only look at once steady Blue Chips such as Merck, AIG, FannieMae and Marsh McLennan to see the current fallacy of this argument.

     4. RELATIVE VALUATIONS NO LONGER FAVOR SMALL CAP STOCKS - This is true. Small caps, especially value, are no longer cheap. Small stocks are back to long-term averages versus their large counterparts. We believe that the market reverts to the mean, but rarely at the mean. There have been many times in the past where small stocks have sold at bigger premiums to large than they do currently.

It's always easy to come up with reasons why something won't work, so to avoid sounding like chronic complainers, here is what we'll be looking for as signals that small leadership is ending:

     1. CREDIT SPREADS WIDEN. Currently spreads are very tight signaling that investors are still in a risk taking mood. It further shows that for the average company, rates are not moving higher. Tight spreads, combined with historically high cash balances have, in our opinion, muted the impact interest rate increases have had on corporations.

     2. ESTIMATE REVISIONS FAVOR LARGE CAP COMPANIES. When estimate revisions start to favor large cap companies, the fuse to ignite the growing stash of gunpowder stash will be lit. It was this same scenario, in our opinion, which started the reversal of historic small cap underperformance in 2000. Small stocks were selling at 20 year lows of relative statistical cheapness, but the market didn't care until their earnings were better.

     3.   REGULATORY VIGILANTISM RECEDES.

In the meantime, we face a market where individual stock valuations and industry valuations are compressed. When earnings are abundant, investors pay less for them and there is less disparity among relative valuations. In this environment, stock selection becomes more important. We have reduced our sector bets and will look for prudent opportunities to increase our individual stock bets, thereby reducing the number of stocks in the portfolio. We will also continue to look for opportunities to buy quality stocks at low relative valuations.

In summary, we believe we continue to be in an environment where the appropriate investment decision is to "keep it between the lines". Therefore, we will focus on execution of our Prudent Value and Improving Sentiment discipline of buying statistically cheap, undervalued stocks and on managing the entire portfolio in a risk-controlled fashion.

Best wishes,


/s/Daniel G. Bandi

Daniel G. Bandi
Chief Investment Officer
Value Equities

                         VERACITY SMALL CAP VALUE FUND

Comparison of the Change in Value of a $10,000 Investment in the Veracity Small
               Cap Value Fund versus the Russell 2000 Value Index


--------------------------------------------------------------------------------



          ----------------------------------------
                Veracity Small Cap Value Fund
                       Total Return(a)
            (for period ended February 28, 2005)

                     Since Inception (b)
                     ------------------
                           14.95%
          ----------------------------------------


[GRAPHIC OMITTED]

     VERACITY SMALL CAP VALUE FUND               RUSSELL 2000 VALUE INDEX
     -----------------------------               ------------------------
       3/30/2004          10,000                   3/30/2004       10,000
       4/30/2004           9,510                   4/30/2004        9,512
       5/31/2004           9,700                   5/31/2004        9,627
       6/30/2004          10,160                   6/30/2004       10,116
       7/31/2004           9,580                   7/31/2004        9,651
       8/31/2004           9,640                   8/31/2004        9,745
       9/30/2004          10,085                   9/30/2004       10,131
      10/31/2004          10,355                  10/31/2004       10,288
      11/30/2004          11,135                  11/30/2004       11,201
      12/31/2004          11,480                  12/31/2004       11,468
       1/31/2005          11,080                   1/31/2005       11,025
       2/28/2005          11,495                   2/28/2005       11,244


Past performance is not predictive of future performance.



(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was March 30, 2004.

--------------------------------------------------------------------------------

                         VERACITY SMALL CAP VALUE FUND
                             SECTOR DIVERSIFICATION
                      AS OF FEBRUARY 28, 2005 (UNAUDITED)


                               [GRAPHIC OMITTED]

          Consumer Discretionary                    12.6%
          Consumer Staples                           1.0%
          Energy                                     7.1%
          Financials                                22.8%
          Health Care                                5.2%
          Industrials                               17.3%
          Information Technology                     8.0%
          Materials                                  8.7%
          Telecommunication Services                 3.1%
          Utilities                                  4.5%
          REITs                                      6.3%
          Money Market Funds                         4.4%


--------------------------------------------------------------------------------

                                                      TOP TEN HOLDINGS
                                            AS OF FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                                                         % OF NET
COMPANY                                PRIMARY BUSINESS                    SECTOR CLASSIFICATION          ASSETS
--------------------------------------------------------------------------------------------------------------------
Century Aluminum Co.                   Aluminum                            Materials                       1.5%
--------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.        Asset Management                    Financials                      1.2%
--------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                  Steel & Metal Products              Materials                       1.2%
--------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp.     Life, Accident & Health Insurance   Financials                      1.2%
--------------------------------------------------------------------------------------------------------------------
MPS Group, Inc.                        Personnel Services                  Consumer Discretionary          1.2%
--------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                    Property & Casualty Insurance       Financials                      1.2%
--------------------------------------------------------------------------------------------------------------------
Wabash National Corp.                  Auto & Truck Trailers               Industrials                     1.2%
--------------------------------------------------------------------------------------------------------------------
Instinet Group Corp.                   Electronic Trading Services         Financials                      1.1%
--------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust      Office Properties                   REIT - Industrial/Office        1.1%
--------------------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                  Banking                             Financials                      1.1%
--------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                              $14,619,582
                                                                   ===========
  At value (Note 1)                                                $16,047,260
Receivable for investment securities sold                              650,745
Dividends receivable                                                    12,421
Other assets                                                             8,636
                                                                   -----------
  TOTAL ASSETS                                                      16,719,062
                                                                   -----------

LIABILITIES
Payable for investment securities purchased                            793,621
Payable to Advisor (Note 3)                                             22,043
Payable to affiliate (Note 3)                                            4,000
Accrued distribution and service plan fees (Note 3)                      4,061
Other accrued expenses                                                   8,800
                                                                   -----------
  TOTAL LIABILITIES                                                    832,525
                                                                   -----------

NET ASSETS                                                         $15,886,537
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                    $14,028,097
Undistributed net realized gains from security transactions            430,762
Net unrealized appreciation on investments                           1,427,678
                                                                   -----------
NET ASSETS                                                         $15,886,537
                                                                   ===========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           691,053
                                                                   ===========

Net asset value and offering price per share (a) (Note 1)          $     22.99
                                                                   ===========


(a)  Redemption price varies on length of time held (Note 1).

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2005(a)
================================================================================
INVESTMENT INCOME
Dividends                                                          $   100,660
                                                                   -----------

EXPENSES
Investment advisory fees (Note 3)                                       86,330
Mutual fund services fees (Note 3)                                      44,000
Custodian fees                                                          25,691
Distribution and service plan expense (Note 3)                          21,629
Compliance service fees                                                 13,000
Insurance expense                                                        9,895
Registration fees                                                        5,958
Postage and supplies                                                     5,326
Professional fees                                                        5,097
Pricing fees                                                             3,945
Other expenses                                                           4,109
                                                                   -----------
  TOTAL EXPENSES                                                       224,980
Fees waived and expenses reimbursed by the Advisor (Note 3)            (95,206)
                                                                   -----------
  NET EXPENSES                                                         129,774
                                                                   -----------

NET INVESTMENT LOSS                                                    (29,114)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
  Security transactions                                                490,866
  Futures contracts                                                    (30,990)
Net change in unrealized appreciation/depreciation on investments    1,427,678
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     1,887,554
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,858,440
                                                                   ===========


(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED FEBRUARY 28, 2005(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                              $   (29,114)
  Net realized gains (losses) from:
    Security transactions                                              490,866
    Futures contracts                                                  (30,990)
  Net change in unrealized appreciation/depreciation
    on investments                                                   1,427,678
                                                                   -----------
Net increase in net assets from operations                           1,858,440
                                                                   -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         14,966,232
  Proceeds from redemption fees collected (Note 1)                         693
  Payments for shares redeemed                                      (1,038,828)
                                                                   -----------
Net increase in net assets from capital share transactions          13,928,097
                                                                   -----------

TOTAL INCREASE IN NET ASSETS                                        15,786,537

NET ASSETS
  Beginning of period                                                  100,000
                                                                   -----------
  End of period                                                    $15,886,537
                                                                   ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                $        --
                                                                   ===========

CAPITAL SHARE ACTIVITY
  Shares sold                                                          735,949
  Shares redeemed                                                      (49,896)
                                                                   -----------
    Net increase in shares outstanding                                 686,053
  Shares outstanding, beginning of period                                5,000
                                                                   -----------
  Shares outstanding, end of period                                    691,053
                                                                   ===========


(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended
                                                                February 28,
                                                                  2005 (a)
--------------------------------------------------------------------------------

  Net asset value at beginning of period                          $     20.00
                                                                  -----------

  Income (loss) from investment operations:
    Net investment loss                                                 (0.04)
    Net realized and unrealized gains on investments                     3.03
                                                                  -----------
   Total from investment operations                                      2.99
                                                                  -----------

   Proceeds from redemption fees collected                               0.00(b)
                                                                  -----------

   Net asset value at end of period                               $     22.99
                                                                  ===========

RATIOS AND SUPPLEMENTAL DATA:

   Total return(c)                                                     14.95%(d)
                                                                  ===========

   Net assets at end of period (000's)                            $    15,887
                                                                  ===========

   Ratio of net expenses to average net assets (e)                      1.49%(f)

   Ratio of net investment loss to average net assets                 (0.33%)(f)

   Portfolio turnover rate                                               187%(f)
--------------------------------------------------------------------------------


(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 2.59%(f) for the period ended February 28, 2005.

(f)  Annualized.


See accompanying notes to financial statements.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005
================================================================================
  SHARES  COMMON STOCKS - 90.3%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY - 12.6%
   2,450  Banta Corp.                                               $  107,702
   1,535  CEC Entertainment, Inc. (a)                                   59,404
  10,980  Comfort Systems USA, Inc. (a)                                 84,766
   7,946  Gray Television, Inc.                                        115,535
   6,002  Labor Ready, Inc. (a)                                        112,717
  17,360  La Quinta Corp. (a)                                          160,580
   4,221  Lone Star Steakhouse & Saloon, Inc.                          112,279
   1,600  Media General, Inc. - Class A                                102,384
   2,390  Modine Manufacturing Co.                                      77,794
  17,373  MPS Group, Inc. (a)                                          186,586
   2,026  Penn National Gaming, Inc. (a)                               122,289
   2,105  Reebok International Ltd.                                     92,957
   2,529  R.H. Donnelley Corp. (a)                                     154,269
  16,452  Stewart Enterprises, Inc. - Class A                          104,306
   4,210  United Rentals, Inc. (a)                                      79,653
   2,496  United Stationers, Inc. (a)                                  109,774
   5,865  Warnaco Group, Inc. (The) (a)                                140,291
   3,560  West Marine, Inc. (a)                                         86,081
                                                                    ----------
                                                                     2,009,367
                                                                    ----------

          CONSUMER STAPLES - 1.0%
   1,562  J & J Snack Foods Corp.                                       73,742
   1,680  Ralcorp Holdings, Inc. (a)                                    78,204
                                                                    ----------
                                                                       151,946
                                                                    ----------
          ENERGY - 7.1%
   6,398  Airgas, Inc.                                                 160,590
   9,360  Brigham Exploration Co. (a)                                   88,452
   5,240  Carrizo Oil & Gas, Inc. (a)                                   78,548
   4,795  Energy Partners Ltd. (a)                                     123,951
   2,600  Giant Industries, Inc. (a)                                    82,316
   4,240  Spinnaker Exploration Co. (a)                                152,046
   3,078  Unit Corp. (a)                                               140,911
   5,870  Veritas DGC, Inc. (a)                                        159,194
   3,340  Whiting Petroleum Corp. (a)                                  141,282
                                                                    ----------
                                                                     1,127,290
                                                                    ----------
          FINANCIALS - 22.8%
   4,870  Advanta Corp. - Class B                                      117,951
   2,923  Affiliated Managers Group, Inc. (a)                          189,293
   4,407  AMCORE Financial, Inc.                                       125,291
   3,250  AmerUs Group Co.                                             156,423
   3,038  Argonaut Group, Inc. (a)                                      71,363
  10,996  Ceres Group, Inc. (a)                                         58,939
     709  Chemical Financial Corp.                                      23,539
   4,367  City Holding Co.                                             135,945
   3,709  Delphi Financial Group, Inc. - Class A                       165,347
  10,276  Dime Community Bancshares                                    160,408

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES  COMMON STOCKS - 90.3% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          FINANCIALS - 22.8% (CONTINUED)
   3,045  FirstFed Financial Corp.(a)                               $  155,600
   4,530  First Midwest Bancorp, Inc.                                  154,609
     104  Forest City Enterprises, Inc. - Class A                        6,588
   3,840  Greater Bay Bancorp                                           97,267
  30,186  Instinet Group, Inc. (a)                                     182,474
   4,780  Investment Technology Group, Inc. (a)                         90,103
   9,594  Knight Trading Group, Inc. - Class A (a)                     100,353
   3,700  MAF Bancorp, Inc.                                            161,283
   2,100  National Financial Partners Corp.                             82,950
   3,790  Navigators Group, Inc. (a)                                   113,700
   5,430  Odyssey Re Holdings Corp.                                    137,162
   7,680  Ohio Casualty Corp. (a)                                      185,318
   3,815  Raymond James Financial, Inc.                                116,205
  10,740  Republic Bancorp, Inc.                                       156,267
   4,225  Southwest Bancorporation of Texas, Inc.                       80,486
   2,055  Triad Guaranty, Inc. (a)                                     107,949
   4,482  Trustmark Corp.                                              123,345
  11,905  Universal American Financial Corp. (a)                       187,266
   3,922  Whitney Holding Corp.                                        173,745
                                                                    ----------
                                                                     3,617,169
                                                                    ----------
          HEALTH CARE - 5.2%
   2,604  AMERIGROUP Corp. (a)                                         103,795
   4,939  Andrx Corp.(a)                                               110,881
   3,008  Covance, Inc. (a)                                            131,480
   1,792  Dade Behring Holdings, Inc. (a)                              112,376
   2,279  Invacare Corp.                                               107,386
   2,640  Kindred Healthcare, Inc. (a)                                  86,328
   1,960  Lifepoint Hospital, Inc. (a)                                  78,498
   2,725  Sybron Dental Specialties, Inc. (a)                           97,337
                                                                    ----------
                                                                       828,081
                                                                    ----------
          INDUSTRIALS - 17.3%
   2,090  Actuant Corp. - Class A (a)                                  112,965
   5,090  Acuity Brands, Inc.                                          140,739
   3,777  Ametek, Inc.                                                 144,810
   6,898  BE Aerospace, Inc. (a)                                        82,983
   1,768  CNF, Inc.                                                     81,098
   1,693  Curtiss-Wright Corp.                                          94,046
   2,670  Dycom Industries, Inc. (a)                                    71,957
   1,269  Eagle Materials, Inc.                                        102,535
   2,850  EDO Corp.                                                     90,630
   4,690  Genesee & Wyoming, Inc. - Class A (a)                        113,076
   2,520  Hub Group, Inc. - Class A (a)                                146,538
   2,440  Kennametal, Inc.                                             119,755
   2,820  MarineMax, Inc. (a)                                           96,613
   3,229  Overnight Corp.                                              109,689
   3,549  Pacer International, Inc. (a)                                 90,322

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES  COMMON STOCKS - 90.3% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          INDUSTRIALS - 17.3% (CONTINUED)
   9,700  Quanta Services, Inc. (a)                                 $   76,145
   3,070  RTI International Metals, Inc. (a)                            83,197
   3,040  Thomas & Betts Corp. (a)                                      94,483
   3,895  Ultratech, Inc. (a)                                           61,814
   6,831  Wabash National Corp. (a)                                    184,232
   7,557  Wabtec Corp.                                                 139,124
   4,621  Watts Water Technologies, Inc. - Class A                     153,648
  13,265  WCA Waste Corp. (a)                                          133,181
   4,745  Werner Enterprises, Inc.                                     101,543
   3,060  York International Corp.                                     118,330
                                                                    ----------
                                                                     2,743,453
                                                                    ----------
          INFORMATION TECHNOLOGY - 8.0%
   5,640  Ascential Software Corp. (a)                                  87,476
  11,650  Cypress Semiconductor Corp.(a)                               164,032
  12,700  Entegris, Inc. (a)                                           122,682
   5,990  Fairchild Semiconductor International, Inc. (a)               98,955
   2,835  FileNET Corp. (a)                                             66,396
  12,400  Graftech International Ltd. (a)                              114,576
   9,769  Informatica Corp. (a)                                         75,905
   3,235  Insight Enterprises, Inc. (a)                                 57,583
   3,960  Inter-Tel, Inc.                                              108,860
  15,590  Maxtor Corp. (a)                                              86,369
   7,560  NetIQ Corp. (a)                                               89,132
  21,641  Parametric Technology Corp. (a)                              124,436
   4,524  Standard Microsystems Corp. (a)                               79,306
                                                                    ----------
                                                                     1,275,708
                                                                    ----------
          MATERIALS - 8.7%
   7,370  AMCOL International Corp.                                    163,246
   7,517  Century Aluminum Co. (a)                                     244,378
   5,430  Commercial Metals Co.                                        188,964
   3,161  Cytec Industries, Inc.                                       159,725
   1,349  Florida Rock Industries, Inc.                                 86,565
  10,695  Glatfelter                                                   158,500
   8,217  Hercules, Inc. (a)                                           117,832
   3,285  Packaging Corp. of America                                    80,548
   2,183  Steel Dynamics, Inc.                                          97,231
   1,300  Texas Industries, Inc.                                        86,710
                                                                    ----------
                                                                     1,383,699
                                                                    ----------
          TELECOMMUNICATION SERVICES - 3.1%
  14,658  Arris Group, Inc.(a)                                          93,078
   7,870  Artesyn Technologies, Inc. (a)                                81,533
   6,135  Brightpoint, Inc. (a)                                        110,553
   3,782  Iowa Telecommunications Services, Inc.                        75,111
  12,549  Premiere Global Services, Inc. (a)                           127,749
                                                                    ----------
                                                                       488,024
                                                                    ----------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES  COMMON STOCKS - 90.3% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          UTILITIES - 4.5%
   3,491  AGL Resources, Inc.                                       $  120,858
   3,082  ALLETE, Inc.                                                 122,294
   2,501  Energen Corp.                                                161,314
   2,063  New Jersey Resources Corp.                                    91,597
   3,050  UGI Corp.                                                    136,488
   3,282  Vectren Corp.                                                 88,811
                                                                    ----------
                                                                       721,362
                                                                    ----------

          TOTAL COMMON STOCKS (Cost $12,959,311)                   $14,346,099
                                                                    ----------

================================================================================
  SHARES  REAL ESTATE INVESTMENT TRUSTS - 6.3%                         VALUE
--------------------------------------------------------------------------------
          DIVERSIFIED - 0.8%
   7,290  ECC Capital Corp. (a)                                     $   47,020
   3,586  First Potomac Realty Trust                                    80,075
                                                                    ----------
                                                                       127,095
                                                                    ----------
          INDUSTRIAL/OFFICE - 2.7%
   2,390  Alexandria Real Estate Equities, Inc.                        160,082
   6,810  Corporate Office Properties Trust                            180,125
   2,490  Prentiss Properties Trust                                     87,374
                                                                    ----------
                                                                       427,581
                                                                    ----------
          LODGING/RESORT - 1.9%
   5,871  Ashford Hospitality Trust                                     59,356
   7,608  Highland Hospitality Corp.                                    77,221
  21,720  MeriStar Hospitality Corp.                                   159,425
                                                                    ----------
                                                                       296,002
                                                                    ----------
          RETAIL - 0.6%
   3,260  Ramco-Gershenson Properties Trust                             92,258
                                                                    ----------

          SPECIALTY - 0.3%
   1,600  Capital Automotive REIT                                       53,280
                                                                    ----------

          TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $955,326)       $  996,216
                                                                    ----------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES  MONEY MARKET FUNDS - 4.4%                                    VALUE
--------------------------------------------------------------------------------
 704,945  First American Treasury Obligation Fund - Class Y
            (Cost $704,945)                                         $  704,945
                                                                    ----------

          TOTAL INVESTMENT SECURITIES - 101.0% (Cost $14,619,582)  $16,047,260

          LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%)              (160,723)
                                                                    ----------
          NET ASSETS - 100.0%                                      $15,886,537
                                                                    ==========

          (a) Non-income producing security.

 See accompanying notes to financial statements.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. On March 30, 2004, 5,000 shares of the Fund were issued for cash, at $20.00 per share, to two individuals affiliated with Integrity Asset Management, LLC (the "Advisor"), the investment advisor to the Fund. The public offering of shares of the Fund commenced on March 30, 2004. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital growth.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed with 60 days of purchase. For the period ended February 28, 2005, proceeds from redemption fees were $693.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     FUTURES CONTRACTS - The Fund may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2005
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions during the period ended February 28, 2005.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2005
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The following information is computed on a tax basis for each item as of February 28, 2005:

                    Cost of portfolio investments           $ 14,641,632
                                                       ==================
                    Gross unrealized appreciation           $  1,616,628
                    Gross unrealized depreciation               (211,000)
                                                       ------------------
                    Net unrealized appreciation             $  1,405,628
                    Undistributed ordinary income                452,812
                                                       ------------------
                    Accumulated earnings                    $  1,858,440
                                                       ==================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America
     (GAAP).

     For the period ended February 28, 2005, the Fund reclassified net investment losses of $29,114 against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

     CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.   INVESTMENT TRANSACTIONS

     During the period ended February 28, 2005, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $29,314,669 and $15,881,608 respectively.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2005
================================================================================

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

     INVESTMENT ADVISORY AGREEMENT
     Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive receipt of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first year of operations, but may be renewed for additional time periods by mutual agreement. For the period ended February 28, 2005, the Advisor waived all of its investment advisory fees and reimbursed the Fund for $8,876 of other operating expenses.

     The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually. As of February 28, 2005, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $95,206 which expires during the year ended February 28, 2008.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .25% of the Fund's average daily net assets up to $25 million; .20% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million, subject to a minimum monthly fee of $5,000. Throughout the period ended February 28, 2005, Ultimus agreed to discount the foregoing fees by 20%. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the period ended February 28, 2005, the Fund paid $44,000 to Ultimus for mutual fund services.

     SERVICE PLAN AND AGREEMENT
     The Trust has adopted a Service Plan and Agreement (the "Plan") pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed .25% per annum of the Fund's average daily net assets. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund. For the period ended February 28, 2005, the Advisor received payments from the Fund of $17,568 under the Plan. Additionally, as of February 28, 2005, the Advisor is due $4,061 from the Fund under the Plan.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2005
================================================================================

3.  TRANSACTIONS WITH AFFILIATES (Continued)

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the period ended February 28, 2005, UFD received $4,500 for its distribution services under the agreement, which was paid by the Advisor pursuant to the Service Plan and Agreement.

     PRINCIPAL HOLDERS OF FUND SHARES
     As of February 28, 2005, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 41.9% of the outstanding shares of the Fund.

[GRAPHIC OMITTED]
  ====  Cohen                  Cohen McCurdy, Ltd.              440.835.8500
   CM    McCurdy               826 Westpoint Pkwy., Suite 1250  440.835.1093 fax
========                       Westlake, OH 44145-1594
Certified Public Accountants
                               www.cohenmccurdy.com



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------



To The Shareholders and
Board of Trustees
Veracity Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Veracity Small Cap Value Fund, including the schedules of investments, as of February 28, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 30, 2004, commencement of operations, through February 28, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Veracity Small Cap Value Fund as of February 28, 2005, the results of its operations, changes in its net assets, and their financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
April 1, 2005

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Trust:

------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                        POSITION(S)     TERM OF OFFICE &                                             FUNDS        DIRECTORSHIPS OF
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN     PUBLIC COMPANIES
NAME, AGE & ADDRESS     TRUST           SERVED              5 YEARS                                  BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MATTHEW G.              Trustee,        Indefinite.         Chief Executive Officer and Principal,        1              None
BEVIN*                  President                           Integrity Asset Management, LLC,
                                        Since December,     investment Advisor to the Trust, since
9900 Corporate                          2003                2003.  Director of Institutional Product
Campus Drive,                                               Management, INVESCO National Asset
Suite 3000                                                  Management from 2001-2003; Director
Louisville, KY                                              of Marketing & Principal, National Asset
40223                                                       Management from 1999 to 2001. B.A.
                                                            degree from Washington & Lee
Age:  38                                                    University (1989)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM H.              Trustee,        Indefinite          Senior Portfolio Manager, Integrity Asset     1              None
MCNETT, III,            Vice                                Management, LLC, since June, 2003.
CFA*                    President       Since March,        previously Partner, Director of Client
                                        2004                Services, Turner Investment Partners,
9900 Corporate                                              Inc., from January 1999 to June, 2003.
Campus Drive,                                               BA in accounting from Bloomsburg
Suite 3000                                                  University, Bloomsburg, PA in 1982.
Louisville, KY                                              Chartered Financial Analyst
40223

Age:  45
------------------------------------------------------------------------------------------------------------------------------------

                                       21

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Continued) (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S)     TERM OF OFFICE &                                             NUMBER OF    DIRECTORSHIPS OF
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST      FUNDS        PUBLIC COMPANIES
NAME, AGE & ADDRESS     TRUST           SERVED              5 YEARS                                  OVERSEEN     HELD BY TRUSTEE
                                                                                                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

JUNE B. DEBATIN         Trustee         Indefinite          Principal and co-founder of Ashdon            1              None
                                                            Investment Analysis & Research LLC, a
850 Hilltop Road                        Since March,        research consulting firm, since October,
Shelbyville, TN                         2004                2001.  Previously Senior Vice President,
37160                                                       LCG Associates, Inc., an institutional
                                                            investment consulting firm, from
Age:  64                                                    September, 1993 to October, 2001.  Ms.
                                                            Debatin has served in increasingly
                                                            responsible positions in the financial
                                                            industry since 1968.
------------------------------------------------------------------------------------------------------------------------------------

DAVID L. EAGER          Trustee         Indefinite          Management Consultant, Eager & Davis          1         The Caldwell &
                                                            LLC, since December, 2002.  Previously                 Orkin Funds, Inc.
25 Stone Bridge                         Since March,        Director of Marketing and Product                        (registered
Road Louisville, KY                     2004                Development, Driehaus Capital                             management
40207                                                       Management, from August, 2000                             investment
                                                            through November, 2002. Management                         company)
                                                            Consultant and Business Manager,
Age:  62                                                    Mercer Manager Advisory Services, from
                                                            September, 1998 to July, 2000.  BA in
                                                            economics from The Ohio State
                                                            University, 1964. MBA from Western
                                                            Michigan University, 1974
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL J. MINNAUGH     Trustee         Indefinite          Treasurer, The Cleveland Clinic               1              None
                                                            Foundation, a non-profit foundation,
9500 Euclid Avenue                      Since March,        since October, 2002.  Formerly Senior
Cleveland, OH                           2004                Vice President, Institutional Trust, for
44195                                                       National City Corporation, from May,
                                                            1991 through June, 2001.  BS/BA
                                                            degree, John Carroll University, 1982.
Age:  45                                                    Certified Public Accountant, Ohio, 1984
                                                            (inactive)
------------------------------------------------------------------------------------------------------------------------------------

DARLENE V.              Trustee         Indefinite          Director of Investments for the National      1              None
PINNOCK                                                     Geographic Society, a non-profit science
                                        Since March,        and educational organization, since
1145 17th Street                        2004                November, 1997.
NW                                                          BS degree from Drexel University,
Washington,  DC                                             Philadelphia, PA, in 1982.  MBA from
20036                                                       Howard University, Washington, DC, in
                                                            1991.
Age:  44
------------------------------------------------------------------------------------------------------------------------------------


                                       22

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Continued) (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                        POSITION(S)     LENGTH OF TIME
                        HELD WITH THE   SERVED              PRINCIPAL OCCUPATION(S) DURING PAST
NAME, AGE & ADDRESS     TRUST                               5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

MARK J. SEGER           Treasurer,      Since March,        Managing Director, Ultimus Fund
                        Senior          2004                Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,     Financial                           agent, fund accountant and administrator
Suite 450               Officer                             to the Trust; Managing Director, Ultimus
Cincinnati, OH                                              Fund Distributors, LLC, principal
45246                                                       underwriter to the Trust.

Age:  43
------------------------------------------------------------------------------------------------------------------------------------

JOHN F. SPLAIN          Secretary       Since March,        Managing Director, Ultimus Fund
                                        2004                Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,                                         agent, fund accountant and administrator
Suite 450                                                   to the Trust; Managing Director, Ultimus
Cincinnati, OH                                              Fund Distributors, LLC, principal
45246                                                       underwriter to the Trust.

Age:  48
------------------------------------------------------------------------------------------------------------------------------------

DANIEL G. BANDI         Vice            Since March,        Chief Investment Officer, Value Equities
                        President       2004                and Principal, Integrity Asset
9900 Corporate Campus                                       Management, LLC since June, 2003.
Drive, Suite 3000                                           Previously Senior Vice President,
Louisville, KY                                              Managing Director and Portfolio
40223                                                       Manager, National City, from May, 1998-
                                                            June, 2003.
Age:  40                                                    BA Economics University of Pittsburgh,
                                                            1987.  MBA East Texas State University,
                                                            1990.
                                                            Chartered Financial Analyst, 1994
------------------------------------------------------------------------------------------------------------------------------------

ROBERT G. DORSEY        Vice            Since March,        Managing Director, Ultimus Fund
                        President       2004                Solutions, LLC, Cincinnati, OH, transfer
225 Pictoria Drive,                                         agent, fund accountant and administrator
Suite 450                                                   to the Trust; Managing Director, Ultimus
Cincinnati, OH                                              Fund Distributors, LLC, principal
45246                                                       underwriter to the Trust.

Age:  47
------------------------------------------------------------------------------------------------------------------------------------

          * Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Advisor.

     Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-896-9292.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares purchased within 60 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

----------------------------------------------------------------------------------------------------------
                                                   Beginning          Ending
                                                 Account Value     Account Value      Expenses Paid
                                                 Sept. 1, 2004     Feb. 28, 2005      During Period*
----------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00         $ 1,192.40            $8.10
----------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return                    $1,000.00         $ 1,017.41            $7.45
 (before expenses)
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period covered by this report).


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The filing will be available upon request, by calling 1-866-896-9292. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov beginning with the filing for the period ended November 30, 2004. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Michael J. Minnaugh. Mr. Minnaugh is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,500 with respect to the registrant's fiscal year ended February 28, 2005.

     (b) AUDIT-RELATED FEES. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are expected to be between $1,350 and $2,350 with respect to the registrant's fiscal year ended February 28, 2005. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal year ended February 28, 2005, aggregate non-audit fees of between $1,350 and $2,350 are expected to be billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             ----------------------------------------------------------



By (Signature and Title)*      /s/ Matthew G. Bevin
                           --------------------------------------------
                              Matthew G. Bevin, President


Date    April 12, 2005
      ------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Matthew G. Bevin
                           --------------------------------------------
                              Matthew G. Bevin, President


Date    April 12, 2005
      ------------------------------------




By (Signature and Title)*      /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer


Date      April 12, 2005
      ------------------------------------


* Print the name and title of each signing officer under his or her signature.